U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

         T. Rowe Price Summit Municipal Funds, Inc.
         100 East Pratt Street
         Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

         T. Rowe Price Summit Municipal Money Market Fund

3.       Investment Company Act File Number:  811-7095

         Securities Act File Number:  033-50321

4a.      Last day of fiscal year for which this Form is filed:

         October 31, 2012

4b. / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.       Calculation of registration fee:

(i)      Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                     $151,119,782.32

(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:                $188,421,478.92

(iii)    Aggregate price of securities redeemed
         or repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the Commission:          $433,767,710.71

(iv)     Total available redemption credits
         [add items 5(ii) and 5(iii)]:                         $622,189,189.63

(v)      Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv) from
         Item 5(i):                                                       $-0-

(vi)     Redemption credits available for use in future
         years - if Item 5(i)is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               ($471,069,407.31)

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                         x 0.0001364

(viii)   Registration fee due [multiply Item 5(v)
         by Item 5(vii)]  (enter "0" if no fee is due):                  $-0-

6.       Prepaid Shares

         If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due - if this Form is being
         filed more than 90 days after the end
         of the issuer's fiscal year (see
         Instruction D):                                                +$-0-

8.       Total of the amount of the registration
         fee due plus any interest due [line 5(viii)
         plus line 7]:                                                   $-0-

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 10, 2013

         Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Gregory K. Hinkle, Treasurer
         By (Signature and Title)*

         January 10, 2013





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

         T. Rowe Price Summit Municipal Funds, Inc.
         100 East Pratt Street
         Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

         T. Rowe Price Summit Municipal Intermediate Fund

3.       Investment Company Act File Number:  811-7095

         Securities Act File Number:  033-50321

4a.      Last day of fiscal year for which this Form is filed:

         October 31, 2012

4b. / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.       Calculation of registration fee:


(i)      Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                      $694,516,894.10

(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:                 $349,764,610.18
(iii)    Aggregate price of securities redeemed
         or repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the Commission:                     $-0-

(iv)     Total available redemption credits
         [add items 5(ii) and 5(iii)]:                          $349,764,610.18
(v)      Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv) from
         Item 5(i):                                             $344,752,283.92

 vi)     Redemption credits available for use in future
         years - if Item 5(I)is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(I)]:                           $-0-

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                          x 0.0001364

(viii)   Registration fee due [multiply Item 5(v)
         by Item 5(vii)]  (enter "0" if no fee is due):              $47,024.21

6.       Prepaid Shares

         If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due - if this Form is being
         filed more than 90 days after the end
         of the issuer's fiscal year (see
         Instruction D):                                                 +$-0-

8.       Total of the amount of the registration
         fee due plus any interest due [line 5(viii)
         plus line 7]:                                              $47,024.21

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 10, 2013

         Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Gregory K. Hinkle, Treasurer
         By (Signature and Title)*

         January 10, 2013



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

         T. Rowe Price Summit Municipal Funds, Inc.
         100 East Pratt Street
         Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

         T. Rowe Price Summit Municipal Income Fund

3.       Investment Company Act File Number:  811-7095

         Securities Act File Number:  033-50321

4a.      Last day of fiscal year for which this Form is filed:

         October 31, 2012

4b. / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.       Calculation of registration fee:

(i)      Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                      $335,777,859.48

(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:                 $139,207,833.02

(iii)    Aggregate price of securities redeemed
         or repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the Commission:           $-0-

(iv)     Total available redemption credits
         [add items 5(ii) and 5(iii)]:                         $139,207,833.02

(v)      Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv) from
         Item 5(i):                                            $196,570,026.46

 vi)     Redemption credits available for use in future
         years - if Item 5(I)is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(I)]:                           $-0-

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                          x 0.0001364

(viii)   Registration fee due [multiply Item 5(v)
         by Item 5(vii)]  (enter "0" if no fee is due):              $26,812.15
6.       Prepaid Shares

         If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due - if this Form is being
         filed more than 90 days after the end
         of the issuer's fiscal year (see
         Instruction D):                                                 +$-0-

8.       Total of the amount of the registration
         fee due plus any interest due [line 5(viii)
         plus line 7]:                                               $26,812.15

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 10, 2013

         Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Gregory K. Hinkle, Treasurer
         By (Signature and Title)*

         January 10, 2013